Subsequent Events (Details) $ / shares in Units, £ in Thousands, $ in Millions			12 Months Ended
	Aug. 06, 2018 USD ($)	Jul. 27, 2018 $ / shares shares	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2016 GBP (£)	Jul. 06, 2018
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | £			£ 36,768	£ 3,462	£ 3,364
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Stock split, conversion ratio						0.20
Multicurrency Revolving Facility Agreement | Repayment of outstanding debt
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $	$ 26
Borrowings maturity, term	3 years
IPO1 | Initial public offering
Disclosure of non-adjusting events after reporting period [line items]
Shares issued during initial public offering (in shares)		7,291,000
Shares issued during public offering, price per share (in usd per share) | $ / shares		$ 20.00
Shares issued during initial public offering, offered by Endava (in shares)		3,228,995
Shares issued during initial public offering, offered by existing shareholders (in shares)		4,062,005